Other information about investments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about investments
Schedule of detailed information about parent company

	Registered	Country of		Share
Company name	office	operation	Currency	Capital	Shareholders	% Ownership
Eni SpA(#)	Rome	Italy	EUR	4,005,358,876	Cassa Depositi e Prestiti SpA	25.76
					Ministero dell’Economia e delle Finanze	4.34
					Eni SpA	1.70
					Other shareholders	68.20

Schedule of detailed information about principal joint ventures, joint operations and associates

		Country of		% ownership	Eni's % of the
Company name	Registered office	operation	Business segment	interest	investment
Joint venture
Vår Energi AS	Forus (Norway)	Norway	Exploration & Production	69.60	69.60
Saipem SpA	San Donato Milanese (MI) (Italy)	Italy	Other Activities	30.54	30.99
Unión Fenosa Gas SA	Madrid (Spain)	Spain	Gas & Power	50.00	50.00
Cardón IV SA	Caracas (Venezuela)	Venezuela	Exploration & Production	50.00	50.00
Gas Distribution Company of Thessaloniki - Thessaly SA	Ampelokipi- Menemeni (Greece)	Greece	Gas & Power	49.00	49.00
Joint Operation
Mozambique Rovuma Venture SpA	San Donato Milanese (MI) (Italy)	Mozambique	Exploration & Production	35.71	35.71
Raffineria di Milazzo ScpA	Milazzo (ME) (Italy)	Italy	Refining & Marketing	50.00	50.00
GreenStream BV	Amsterdam (Netherlands)	Libya	Gas & Power	50.00	50.00
Blue Stream Pipeline Co BV	Amsterdam (Netherlands)	Russia	Gas & Power	74.62	74.62
Associates
Abu Dhabi Oil Refining Co (Takreer)	Abu Dhabi (United Arab Emirates)	United Arab Emirates	Refining & Marketing	20.00	20.00
Angola LNG Ltd	Hamilton (Bermuda)	Angola	Exploration & Production	13.60	13.60
Coral FLNG SA	Maputo (Mozambique)	Mozambique	Exploration & Production	25.00	25.00

Schedule of joint ventures

Main line items of profit and loss and balance sheet related to the principal joint ventures, represented by the amounts included in the reports accounted under IFRS of each company, are provided in the table below:

	2019
					Gas Distribution
					Company of	Other
	Vår Energi	Saipem	Unión Fenosa	Cardón IV	Thessaloniki -Thessaly	joint
(€ million)	AS	SpA	Gas SA	SA	SA	ventures
Current assets	1,385	7,012	585	208	31	551
- of which cash and cash equivalent	182	2,272	41	6	12	40
Non-current assets	18,427	5,997	827	2,383	322	1,085
Total assets	19,812	13,009	1,412	2,591	353	1,636
Current liabilities	2,374	5,204	225	255	24	819
- current financial liabilities	33	557	49		9	165
Non-current liabilities	13,820	3,680	563	2,040	46	354
- non-current financial liabilities	3,929	3,147	493	1,140	33	274
Total liabilities	16,194	8,884	788	2,295	70	1,173
Net equity	3,618	4,125	624	296	283	463
Eni’s % of the investment	69.60	30.99	50.00	50.00	49.00
Book value of the investment	2,518	1,250	326	148	139	199
Revenues and other income	2,552	9,118	1,255	598	58	270
Operating expense	(1,015)	(7,972)	(1,221)	(456)	(16)	(277)
Depreciation, amortization and impairments	(1,208)	(690)	(53)	(86)	(14)	(47)
Operating profit	329	456	(19)	56	28	(54)
Finance income (expense)	(1)	(210)	(37)	(133)	(1)	(14)
Income (expense) from investments		(18)	6
Profit before income taxes	328	228	(50)	(77)	27	(68)
Income taxes	(258)	(130)	8	(103)	(7)	(12)
Net profit	70	98	(42)	(180)	20	(80)
Other comprehensive income	40	66	11	5
Total other comprehensive income	110	164	(31)	(175)	20	(80)
Net profit attributable to Eni	49	4	(14)	(90)	10	(40)
Dividends received from the joint venture	1,057				10	6

	2018
				Gas Distribution
				Company of		Lotte Versalis		Other
	Vår Energi	Saipem	Unión Fenosa	Thessaloniki -Thessaly	Cardón IV	Elastomers Co	PetroJunín	joint
(€ million)	AS	SpA	Gas SA	SA	SA	Ltd	SA	ventures
Current assets	1,366	6,211	664	32	191	56	368	130
- of which cash and cash equivalent	883	1,674	107	13	40	8		38
Non-current assets	11,407	5,466	832	302	2,433	502	253	334
Total assets	12,773	11,677	1,496	334	2,624	558	621	464
Current liabilities	608	4,430	260	52	232	111	470	307
- current financial liabilities		305	22			78		165
Non-current liabilities	7,139	3,211	581	2	2,196	297	34	126
- non-current financial liabilities	366	2,646	510		1,410	289		14
Total liabilities	7,747	7,641	841	54	2,428	408	504	433
Net equity	5,026	4,036	655	280	196	150	117	31
Eni’s % of the investment	69.60	30.99	50.00	49.00	50.00	50.00	40.00
Book value of the investment	3,498	1,228	335	137	98	75	47	(2)
Revenues and other income		8,530	1,521	53	610	22	112	731
Operating expense		(7,682)	(1,461)	(16)	(372)	(58)	(100)	(697)
Depreciation, amortization and impairments		(811)	(70)	(12)	(137)	(30)	(394)	(62)
Operating profit		37	(10)	25	101	(66)	(382)	(28)
Finance income (expense)		(165)	(31)		(208)	(12)	31	(5)
Income (expense) from investments		(88)	9
Profit before income taxes		(216)	(32)	25	(107)	(78)	(351)	(33)
Income taxes		(194)	(1)	(8)	(35)		(19)	(10)
Net profit		(410)	(33)	17	(142)	(78)	(370)	(43)
Other comprehensive income		(46)	15		6		11	(4)
Total other comprehensive income		(456)	(18)	17	(136)	(78)	(359)	(47)
Net profit attributable to Eni		(146)	(23)	8	(71)	(39)	(148)	(21)
Dividends received from the joint venture				8				11

Schedule of interests in associates

Main line items of profit and loss and balance sheet related to the principal associates represented by the amounts included in the reports accounted under IFRS of each company are provided in the table below:

2019	Abu Dhabi Oil		Coral
	Refining Co	Angola LNG	FLNG	Other
(€ million)	(TAKREER)	Ltd	SA	associates
Current assets	4,659	890	241	838
- of which cash and cash equivalent	42	653	240	91
Non-current assets	18,868	9,952	4,119	3,259
Total assets	23,527	10,842	4,360	4,097
Current liabilities	8,470	185	230	585
- current financial liabilities	3,694			63
Non-current liabilities	912	2,135	3,722	2,677
- non-current financial liabilities	479	1,943	3,722	2,515
Total liabilities	9,382	2,320	3,952	3,262
Net equity	14,145	8,522	408	835
Eni’s % of the investment	20.00	13.60	25.00
Book value of the investment	2,829	1,159	102	264
Revenues and other income	399	1,552		818
Operating expense	(357)	(549)		(763)
Depreciation, amortization and impairments	(335)	(509)		(28)
Operating profit	(293)	494		27
Finance income (expense)	(46)	(151)	(12)	(2)
Income (expense) from investments	282			35
Profit before income taxes	(57)	343	(12)	60
Income taxes	11		5	(10)
Net profit	(46)	343	(7)	50
Other comprehensive income	(59)	162	8	5
Total other comprehensive income	(105)	505	1	55
Net profit attributable to Eni	(9)	47	(2)	22
Dividends received from the associate	46			15

2018
	Angola LNG	Coral FLNG	Other
(€ million)	Ltd	SA	associates
Current assets	1,027	109	926
- of which cash and cash equivalent	698	109	178
Non-current assets	9,079	2,434	2,296
Total assets	10,106	2,543	3,222
Current liabilities	472	117	785
- current financial liabilities			134
Non-current liabilities	1,500	2,018	1,755
- non-current financial liabilities	1,328	2,016	1,473
Total liabilities	1,972	2,135	2,540
Net equity	8,134	408	682
Eni’s % of the investment	13.60	25.00
Book value of the investment	1,106	102	241
Revenues and other income	1,919		1,053
Operating expense	(872)	(1)	(887)
Depreciation, amortization and impairments	1,647		(58)
Operating profit	2,694	(1)	108
Finance income (expense)	(97)	(11)	(1)
Income (expense) from investments			16
Profit before income taxes	2,597	(12)	123
Income taxes			(26)
Net profit	2,597	(12)	97
Other comprehensive income	337	16	17
Total other comprehensive income	2,934	4	114
Net profit attributable to Eni	353	(3)	25
Dividends received from the associate			25

Exploration & Production
Disclosure of detailed information about investments
Schedule of subsidiaries

Company name	Registered	Country of		Share		%	% Equity	Consolidation or
In Italy	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
Eni Angola SpA	San Donato Milanese (MI)	Angola	EUR	20,200,000	Eni SpA	100.00	100.00	F.C.
Eni Mediterranea Idrocarburi SpA	Gela (CL)	Italy	EUR	5,200,000	Eni SpA	100.00	100.00	F.C.
Eni Mozambico SpA	San Donato Milanese (MI)	Mozambique	EUR	200,000	Eni SpA	100.00	100.00	F.C.
Eni Timor Leste SpA	San Donato Milanese (MI)	East Timor	EUR	6,841,517	Eni SpA	100.00	100.00	F.C.
Eni West Africa SpA	San Donato Milanese (MI)	Angola	EUR	10,000,000	Eni SpA	100.00	100.00	F.C.
EniProgetti SpA	Venezia Marghera (VE)	Italy	EUR	2,064,000	Eni SpA	100.00	100.00	F.C.
Floaters SpA	San Donato Milanese (MI)	Italy	EUR	200,120,000	Eni SpA	100.00	100.00	F.C.
Ieoc SpA	San Donato Milanese (MI)	Egypt	EUR	7,518,000	Eni SpA	100.00	100.00	F.C.
Società Petrolifera Italiana SpA	San Donato Milanese (MI)	Italy	EUR	13,877,600	Eni SpA	99.96	99.96	F.C.
					Third parties	0.04

(*)   F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

(#)   Company with shares quoted in the regulated market of Italy or of other EU countries

Company name	Registered	Country of		Share			% Equity	Consolidation or
Outside Italy	office	operation	Currency	Capital	Shareholders	% Ownership	ratio	valutation method(*)
Agip Caspian Sea BV	Amsterdam (Netherlands)	Kazakhstan	EUR	20,005	Eni International BV	100.00	100.00	F.C.
Agip Energy and Natural Resources (Nigeria) Ltd	Abuja (Nigeria)	Nigeria	NGN	5,000,000	Eni International BV	95.00	100.00	F.C.
					Eni Oil Holdings BV	5.00
Agip Karachaganak BV	Amsterdam (Netherlands)	Kazakhstan	EUR	20,005	Eni International BV	100.00	100.00	F.C.
Agip Oleoducto de Crudos Pesados BV (in liquidation)	Amsterdam (Netherlands)	Ecuador	EUR	20,000	Eni International BV	100.00		Co.
Burren Energy (Bermuda) Ltd	Hamilton (Bermuda)	United Kingdom	USD	12,002	Burren Energy Plc	100.00	100.00	F.C.
Burren Energy (Egypt) Ltd	London (United Kingdom)	Egypt	GBP	2	Burren Energy Plc	100.00		Eq.
Burren Energy Congo Ltd	Tortola (British Virgin Islands)	Republic of the Congo	USD	50,000	Burren En.(Berm)Ltd	100.00	100.00	F.C.
Burren Energy India Ltd	London (United Kingdom)	United Kingdom	GBP	2	Burren Energy Plc	100.00	100.00	F.C.
Burren Energy Plc	London (United Kingdom)	United Kingdom	GBP	28,819,023	Eni UK Holding Plc	99.99	100.00	F.C.
					Eni UK Ltd	(..)
Burren Shakti Ltd	Hamilton (Bermuda)	United Kingdom	USD	213,138	Burren En. India Ltd	100.00	100.00	F.C.
Eni Abu Dhabi BV	Amsterdam (Netherlands)	United Arab Emirates	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni AEP Ltd	London (United Kingdom)	Pakistan	GBP	13,471,000	Eni UK Ltd	100.00	100.00	F.C.
Eni Albania BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00		Eq.
Eni Algeria Exploration BV	Amsterdam (Netherlands)	Algeria	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Algeria Ltd Sàrl	Luxembourg (Luxembourg)	Algeria	USD	20,000	Eni Oil Holdings BV	100.00	100.00	F.C.
Eni Algeria Production BV	Amsterdam (Netherlands)	Algeria	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Ambalat Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni America Ltd	Dover, Delaware (USA)	USA	USD	72,000	Eni UHL Ltd	100.00	100.00	F.C.
Eni Angola Exploration BV	Amsterdam (Netherlands)	Angola	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Angola Production BV	Amsterdam (Netherlands)	Angola	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Argentina Exploración y Explotación SA	Buenos Aires (Argentina)	Argentina	ARS	24,136,336	Eni International BV	95.00	100.00	F.C.
					Eni Oil Holdings BV	5.00

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

	Registered	Country of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
Eni Arguni I Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Australia BV	Amsterdam (Netherlands)	Australia	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Australia Ltd	London (United Kingdom)	Australia	GBP	20,000,000	Eni International BV	100.00	100.00	F.C.
Eni Bahrain BV	Amsterdam (Netherlands)	Bahrain	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni BB Petroleum Inc	Dover, Delaware (USA)	USA	USD	1,000	Eni Petroleum Co Inc	100.00	100.00	F.C.
Eni BTC Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni International BV	100.00		Eq.
Eni Bukat Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Bulungan BV (in liquidation)	Amsterdam (Netherlands)	Indonesia	EUR	20,000	Eni International BV	100.00		Co.
Eni Canada Holding Ltd	Calgary (Canada)	Canada	USD	1,453,200,001	Eni International BV	100.00	100.00	F.C.
Eni CBM Ltd	London (United Kingdom)	Indonesia	USD	2,210,728	Eni Lasmo Plc	100.00	100.00	F.C.
Eni China BV	Amsterdam (Netherlands)	China	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Congo SA	Pointe - Noire (Republic of the Congo)	Republic of the Congo	USD	17,000,000	Eni E&P Holding BV	99.99	100.00	F.C.
					Eni Int. NA NV Sàrl	(..)
					Eni International BV	(..)
Eni Côte d’Ivoire Ltd	London (United Kingdom)	Ivory Coast	GBP	1	Eni Lasmo Plc	100.00	100.00	F.C.
Eni Cyprus Ltd	Nicosia (Cyprus)	Cyprus	EUR	2,006	Eni International BV	100.00	100.00	F.C.
Eni Denmark BV	Amsterdam (Netherlands)	Greenland	EUR	20,000	Eni International BV	100.00		Eq.
Eni do Brasil Investimentos em Exploração e Produção de Petróleo Ltda	Rio de Janeiro (Brazil)	Brazil	BRL	1,593,415,000	Eni International BV	99.99		Eq.
					Eni Oil Holdings BV	(..)
Eni East Ganal Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni East Sepinggan Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Elgin/ Franklin Ltd	London (United Kingdom)	United Kingdom	GBP	100	Eni UK Ltd	100.00	100.00	F.C.
Eni Energy Russia BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Exploration & Production Holding BV	Amsterdam (Netherlands)	Netherlands	EUR	29,832,777.12	Eni International BV	100.00	100.00	F.C.
Eni Gabon SA	Libreville (Gabon)	Gabon	XAF	13,132,000,000	Eni International BV	100.00	100.00	F.C.
Eni Ganal Ltd	London (United Kingdom)	Indonesia	GBP	2	Eni Indonesia Ltd	100.00	100.00	F.C.

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

	Registered	Country of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
Eni Gas & Power LNG Australia BV	Amsterdam (Netherlands)	Australia	EUR	10,000,000	Eni International BV	100.00	100.00	F.C.
Eni Ghana Exploration and Production Ltd	Accra (Ghana)	Ghana	GHS	21,412,500	Eni International BV	100.00	100.00	F.C.
Eni Hewett Ltd	Aberdeen (United Kingdom)	United Kingdom	GBP	3,036,000	Eni UK Ltd	100.00	100.00	F.C.
Eni Hydrocarbons Venezuela Ltd	London (United Kingdom)	Venezuela	GBP	8,050,500	Eni Lasmo Plc	100.00	100.00	F.C.
Eni India Ltd	London (United Kingdom)	India	GBP	44,000,000	Eni Lasmo Plc	100.00		Eq.
Eni Indonesia Ltd	London (United Kingdom)	Indonesia	GBP	100	Eni ULX Ltd	100.00	100.00	F.C.
Eni Indonesia Ots 1 Ltd	Grand Cayman (Cayman Islands)	Indonesia	USD	1.01	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni International NA NV Sàrl	Luxembourg (Luxembourg)	United Kingdom	USD	25,000	Eni International BV	100.00	100.00	F.C.
Eni Investments Plc	London (United Kingdom)	United Kingdom	GBP	750,050,000	Eni SpA	99.99	100.00	F.C.
					Eni UK Ltd	(..)
Eni Iran BV	Amsterdam (Netherlands)	Iran	EUR	20,000	Eni International BV	100.00		Eq.
Eni Iraq BV	Amsterdam (Netherlands)	Iraq	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Ireland BV	Amsterdam (Netherlands)	Ireland	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Isatay BV	Amsterdam (Netherlands)	Kazakhstan	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni JPDA 03‑13 Ltd	London (United Kingdom)	Australia	GBP	250,000	Eni International BV	100.00	100.00	F.C.
Eni JPDA 06‑105 Pty Ltd	Perth (Australia)	Australia	AUD	80,830,576	Eni International BV	100.00	100.00	F.C.
Eni JPDA 11‑106 BV	Amsterdam (Netherlands)	Australia	EUR	50,000	Eni International BV	100.00	100.00	F.C.
Eni Kenya BV	Amsterdam (Netherlands)	Kenya	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Krueng Mane Ltd	London (United Kingdom)	Indonesia	GBP	2	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Lasmo Plc	London (United Kingdom)	United Kingdom	GBP	337,638,724.25	Eni Investments Plc	99.99	100.00	F.C.
					Eni UK Ltd	(..)
Eni Lebanon BV	Amsterdam (Netherlands)	Lebanon	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Liberia BV	Amsterdam (Netherlands)	Liberia	EUR	20,000	Eni International BV	100.00		Eq.
Eni Liverpool Bay Operating Co Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni UK Ltd	100.00		Eq.
Eni LNS Ltd	London (United Kingdom)	United Kingdom	GBP	80,400,000	Eni UK Ltd	100.00	100.00	F.C.
Eni Marketing Inc	Dover, Delaware (USA)	USA	USD	1,000	Eni Petroleum Co Inc	100.00	100.00	F.C.
Eni Maroc BV	Amsterdam (Netherlands)	Morocco	EUR	20,000	Eni International BV	100.00	100.00	F.C.

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

	Registered	Country of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
Eni Mexico S. de RL de CV	Lomas De Chapultepec, Mexico City (México)	Mexico	MXN	3,000	Eni International BV	99.90	100.00	F.C.
					Eni Oil Holdings BV	0.10
Eni Middle East Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni ULT Ltd	100.00	100.00	F.C.
Eni MOG Ltd (in liquidation)	London (United Kingdom)	United Kingdom	GBP	220,711,147.50	Eni Lasmo Plc	99.99	100.00	F.C.
					Eni LNS Ltd	(..)
Eni Montenegro BV	Amsterdam (Netherlands)	Montenegro	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Mozambique Engineering Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni Lasmo Plc	100.00	100.00	F.C.
Eni Mozambique LNG Holding BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Muara Bakau BV	Amsterdam (Netherlands)	Indonesia	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Myanmar BV	Amsterdam (Netherlands)	Myanmar	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni North Africa BV	Amsterdam (Netherlands)	Libya	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni North Ganal Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Oil & Gas Inc	Dover, Delaware (USA)	USA	USD	100,800	Eni America Ltd	100.00	100.00	F.C.
Eni Oil Algeria Ltd	London (United Kingdom)	Algeria	GBP	1,000	Eni Lasmo Plc	100.00	100.00	F.C.
Eni Oil Holdings BV	Amsterdam (Netherlands)	Netherlands	EUR	450,000	Eni ULX Ltd	100.00	100.00	F.C.
Eni Oman BV	Amsterdam (Netherlands)	Oman	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Pakistan Ltd	London (United Kingdom)	Pakistan	GBP	90,087	Eni ULX Ltd	100.00	100.00	F.C.
Eni Pakistan (M) Ltd Sàrl	Luxembourg (Luxembourg)	Pakistan	USD	20,000	Eni Oil Holdings BV	100.00	100.00	F.C.
Eni Petroleum Co Inc	Dover, Delaware (USA)	USA	USD	156,600,000	Eni SpA	63.86	100.00	F.C.
					Eni International BV	36.14
Eni Petroleum US Llc	Dover, Delaware (USA)	USA	USD	1,000	Eni BB Petroleum Inc	100.00	100.00	F.C.
Eni Portugal BV	Amsterdam (Netherlands)	Portugal	EUR	20,000	Eni International BV	100.00		Eq.
Eni RAK BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Rapak Ltd	London (United Kingdom)	Indonesia	GBP	2	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni RD Congo SA	Kinshasa (Democratic Republic of the Congo)	Democratic Republic of the Congo	CDF	750,000,000	Eni International BV	99.99		Eq.
					Eni Oil Holdings BV	(..)
Eni Rovuma Basin BV	Amsterdam (Netherlands)	Mozambique	EUR	20,000	Eni Mozambique LNG H. BV	100.00	100.00	F.C.
Eni Sharjah BV	Amsterdam (Netherlands)	United Arab Emirates	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni South Africa BV	Amsterdam (Netherlands)	Republic of South Africa	EUR	20,000	Eni International BV	100.00	100.00	F.C.

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

	Registered	Country of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
Eni South China Sea Ltd Sàrl	Luxembourg (Luxembourg)	China	USD	20,000	Eni International BV	100.00		Eq.
Eni TNS Ltd	Aberdeen (United Kingdom)	United Kingdom	GBP	1,000	Eni UK Ltd	100.00	100.00	F.C.
Eni Tunisia BV	Amsterdam (Netherlands)	Tunisia	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Turkmenistan Ltd	Hamilton (Bermuda)	Turkmenistan	USD	20,000	Burren En. (Berm)Ltd	100.00	100.00	F.C.
Eni UHL Ltd	London (United Kingdom)	United Kingdom	GBP	1	Eni ULT Ltd	100.00	100.00	F.C.
Eni UK Holding Plc	London (United Kingdom)	United Kingdom	GBP	424,050,000	Eni Lasmo Plc	99.99	100.00	F.C.
					Eni UK Ltd	(..)
Eni UK Ltd	London (United Kingdom)	United Kingdom	GBP	250,000,000	Eni International BV	100.00	100.00	F.C.
Eni UKCS Ltd	London (United Kingdom)	United Kingdom	GBP	100	Eni UK Ltd	100.00	100.00	F.C.
Eni Ukraine Holdings BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Ukraine Llc	Kiev (Ukraine)	Ukraine	UAH	42,004,757.64	Eni Ukraine Hold.BV	99.99		Eq.
					Eni International BV	0.01
Eni Ukraine Shallow Waters BV	Amsterdam (Netherlands)	Ukraine	EUR	20,000	Eni Ukraine Hold.BV	100.00		Eq.
Eni ULT Ltd	London (United Kingdom)	United Kingdom	GBP	93,215,492.25	Eni Lasmo Plc	100.00	100.00	F.C.
Eni ULX Ltd	London (United Kingdom)	United Kingdom	GBP	200,010,000	Eni ULT Ltd	100.00	100.00	F.C.
Eni US Operating Co Inc	Dover, Delaware (USA)	USA	USD	1,000	Eni Petroleum Co Inc	100.00	100.00	F.C.
Eni USA Gas Marketing Llc	Dover, Delaware (USA)	USA	USD	10,000	Eni Marketing Inc	100.00	100.00	F.C.
Eni USA Inc	Dover, Delaware (USA)	USA	USD	1,000	Eni Oil & Gas Inc	100.00	100.00	F.C.
Eni Venezuela BV	Amsterdam (Netherlands)	Venezuela	EUR	20,000	Eni Venezuela E&P Holding	100.00	100.00	F.C.
Eni Venezuela E&P Holding SA	Bruxelles (Belgium)	Belgium	USD	254,443,200	Eni International BV	99.99	100.00	F.C.
					Eni Oil Holdings BV	(..)
Eni Ventures Plc (in liquidation)	London (United Kingdom)	United Kingdom	GBP	278,050,000	Eni International BV	99.99		Co.
					Eni Oil Holdings BV	(..)
Eni Vietnam BV	Amsterdam (Netherlands)	Vietnam	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni West Ganal Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni West Timor Ltd	London (United Kingdom)	Indonesia	GBP	1	Eni Indonesia Ltd	100.00	100.00	F.C.
Eni Yemen Ltd	London (United Kingdom)	United Kingdom	GBP	1,000	Burren Energy Plc	100.00		Eq.
EniProgetti Egypt Ltd	Cairo (Egypt)	Egypt	EGP	50,000	EniProgetti SpA	99.00		Eq.
					Eni SpA	1.00
Eurl Eni Algérie	Algiers (Algeria)	Algeria	DZD	1,000,000	Eni Algeria Ltd Sàrl	100.00		Eq.

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

		Country
	Registered	of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
First Calgary Petroleums LP	Wilmington (USA)	Algeria	USD	1	Eni Canada Hold. Ltd	99.99	100.00	F.C.
					FCP Partner Co ULC	0.01
First Calgary Petroleums Partner Co ULC	Calgary (Canada)	Canada	CAD	10	Eni Canada Hold. Ltd	100.00	100.00	F.C.
Ieoc Exploration BV	Amsterdam (Netherlands)	Egypt	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Ieoc Production BV	Amsterdam (Netherlands)	Egypt	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Lasmo Sanga Sanga Ltd	Hamilton (Bermuda)	Indonesia	USD	12,000	Eni Lasmo Plc	100.00	100.00	F.C.
Liverpool Bay Ltd	London (United Kingdom)	United Kingdom	USD	1	Eni ULX Ltd	100.00		Eq.
Mizamtec Operating Company S. de RL de CV	Mexico City (Mexico)	Mexico	MXN	3,000	Eni US Op. Co Inc	99.90		Eq.
					Eni Petroleum Co Inc	0.10
Nigerian Agip CPFA Ltd	Lagos (Nigeria)	Nigeria	NGN	1,262,500	NAOC Ltd Agip	98.02		Co.
					En Nat Res.Ltd	0.99
					Nigerian Agip E. Ltd	0.99
Nigerian Agip Exploration Ltd	Abuja (Nigeria)	Nigeria	NGN	5,000,000	Eni International BV	99.99	100.00	F.C.
					Eni Oil Holdings BV	0.01
Nigerian Agip Oil Co Ltd	Abuja (Nigeria)	Nigeria	NGN	1,800,000	Eni International BV	99.89	100.00	F.C.
					Eni Oil Holdings BV	0.11
OOO ‘Eni Energhia’	Moscow (Russia)	Russia	RUB	2,000,000	Eni Energy Russia BV	99.90	100.00	F.C.
					Eni Oil Holdings BV	0.10
Zetah Congo Ltd	Nassau (Bahamas)	Republic of the Congo	USD	300	Eni Congo SA Burren	66.67		Co.
					En.Congo Ltd	33.33
Zetah Kouilou Ltd	Nassau (Bahamas)	Republic of the Congo	USD	2,000	Eni Congo SA	54.50		Co.
					Burren En.Congo Ltd	37.00
					Third parties	8.50
(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

Schedule of interests in joint arrangements and associates

In Italy	Registered	Country		Share				Consolidation or
Company name	office	of operation	Currency	Capital	Shareholders	% Ownership	% Equity ratio	valutation method(*)
Mozambique Rovuma Venture SpA (†)	San Donato Milanese (MI)	Mozambique	EUR	20,000,000	Eni SpA	35.71	35.71	J.O.
					Third parties	64.29

Outside Italy
Agiba Petroleum Co (†)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	50.00	Co.
						Third parties	50.00
Angola LNG Ltd	Hamilton (Bermuda)	Angola	USD	9,952,000,000		Eni Angola Prod.BV	13.60	Eq.
						Third parties	86.40
Ashrafi Island Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	25.00	Co.
						Third parties	75.00
Barentsmorneftegaz Sàrl(†)	Luxembourg (Luxembourg)	Russia	USD	20,000		Eni Energy Russia BV	33.33	Eq.
						Third parties	66.67
Cabo Delgado Gas Development Limitada(†)	Maputo (Mozambique)	Mozambique	MZN	2,500,000		Eni Mozam.LNG H. BV	50.00	Co.
						Third parties	50.00
Cardón IV SA(†)	Caracas (Venezuela)	Venezuela	VES	172.1		Eni Venezuela BV	50.00	Eq.
						Third parties	50.00
Compañia Agua Plana SA	Caracas (Venezuela)	Venezuela	VES	0.001		Eni Venezuela BV	26.00	Co.
						Third parties	74.00
Coral FLNG SA	Maputo (Mozambique)	Mozambique	MZN	100,000,000		Eni Mozam.LNG H. BV	25.00	Eq.
						Third parties	75.00
Coral South FLNG DMCC	Dubai (United Arab Emirates)	United Arab Emirates	AED	500,000		Eni Mozam.LNG H. BV	25.00	Eq.
						Third parties	75.00
East Delta Gas Co (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	37.50	Co.
						Third parties	62.50
East Kanayis Petroleum Co(†)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	50.00	Co.
						Third parties	50.00
East Obaiyed Petroleum Co(†)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc SpA	50.00	Co.
						Third parties	50.00
El Temsah Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	25.00	Co.
						Third parties	75.00
El-Fayrouz Petroleum Co(†) (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Exploration BV	50.00	Co.
						Third parties	50.00
Fedynskmorneftegaz Sàrl(†)	Luxembourg (Luxembourg)	Russia	USD	20,000		Eni Energy Russia BV	33.33	Eq.
						Third parties	66.67
Isatay Operating Company Llp(†)	Nur-Sultan (Kazakhstan)	Kazakhstan	KZT	400,000		Eni Isatay BV	50.00	Co.
						Third parties	50.00
Karachaganak Petroleum Operating BV	Amsterdam (Netherlands)	Kazakhstan	EUR	20,000		Agip Karachag.BV	29.25	Co.
						Third parties	70.75
Karachaganak Project Development Ltd (KPD)	Reading, Berkshire (United Kingdom)	United Kingdom	GBP	100		Agip Karachag.BV	38.00	Eq.
						Third parties	62.00
Khaleej Petroleum Co Wll	Safat (Kuwait)	Kuwait	KWD	250,000		Eni Middle E. Ltd	49.00	Eq.
						Third parties	51.00
Liberty National Development Co Llc	Wilmington (USA)	USA	USD	0	(a)	Eni Oil & Gas Inc	32.50	Eq.
						Third parties	67.50

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

(†)  Jointly controlled entity.

(a)  Shares without nominal value.

								%
	Registered	Country of		Share			%	Equity	Consolidation or
Company name	office	operation	Currency	Capital		Shareholders	Ownership	ratio	valutation method(*)
Mediterranean Gas Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	25.00		Co.
						Third parties	75.00
Meleiha Petroleum Company (†)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	50.00		Co.
						Third parties	50.00
Mellitah Oil & Gas BV(†)	Amsterdam (Netherlands)	Libya	EUR	20,000		Eni North Africa BV	50.00		Co.
						Third parties	50.00
Nile Delta Oil Co Nidoco	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	37.50		Co.
						Third parties	62.50
Norpipe Terminal Holdco Ltd	London (United Kingdom)	Norway	GBP	55.69		Eni SpA	14.20		Eq.
						Third parties	85.80
North Bardawil Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Exploration BV	30.00		Co.
						Third parties	70.00
North El Burg Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc SpA	25.00		Co.
						Third parties	75.00
Petrobel Belayim Petroleum Co(†)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	50.00		Co.
						Third parties	50.00
PetroBicentenario SA(†)	Caracas (Venezuela)	Venezuela	VES	3,790		Eni Lasmo Plc	40.00		Eq.
						Third parties	60.00
PetroJunín SA(†)	Caracas (Venezuela)	Venezuela	VES	24,021		Eni Lasmo Plc	40.00		Eq.
						Third parties	60.00
PetroSucre SA	Caracas (Venezuela)	Venezuela	VES	2,203		Eni Venezuela BV	26.00		Eq.
						Third parties	74.00
Pharaonic Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	25.00		Co.
						Third parties	75.00
Point Resources FPSO AS	Sandnes (Norway)	Norway	NOK	150,100,000		PR FPSO Holding AS	100.00
Point Resources FPSO Holding AS	Sandnes (Norway)	Norway	NOK	60,000		Vår Energi AS	100.00
Port Said Petroleum Co (†)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	50.00		Co.
						Third parties	50.00
PR Jotun DA	Sandnes (Norway)	Norway	NOK	0	(a)	PR FPSO AS	95.00
						PR FPSO Holding AS	5.00
Raml Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	22.50		Co.
						Third parties	77.50
Ras Qattara Petroleum Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	37.50		Co.
						Third parties	62.50
Rovuma Basin LNG Land Limitada(†)	Maputo (Mozambique)	Mozambique	MZN	140,000		Mozamb. Rov. V. SpA	33.33		Co.
						Third parties	66.67
Rovuma LNG Investments (DIFC) Ltd	Maputo (Mozambique)	Mozambique	USD	50,000		Eni Moz. LNG H. BV	25.00		Eq.
						Third parties	75.00
Rovuma LNG SA	Maputo (Mozambique)	Mozambique	MZN	100,000,000		Eni Moz. LNG H. BV	25.00		Eq.
						Third parties	75.00
Shorouk Petroleum Company	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	25.00		Co.
						Third parties	75.00
Société Centrale Electrique du Congo SA	Pointe-Noire (Republic of the Congo)	Republic of the Congo	XAF	44,732,000,000		Eni Congo SA	20.00		Eq.
						Third parties	80.00
Société Italo Tunisienne d’Exploitation Pétrolière SA(†)	Tunisi (Tunisia)	Tunisia	TND	5,000,000		Eni Tunisia BV	50.00		Eq.
						Third parties	50.00
Sodeps - Société de Developpement et d’Exploitation du Permis du Sud SA(†)	Tunisi (Tunisia)	Tunisia	TND	100,000		Eni Tunisia BV	50.00		Co.
						Third parties	50.00
Tecninco Engineering Contractors Llp(†)	Aksai (Kazakhstan)	Kazakhstan	KZT	29,478,455		EniProgetti SpA	49.00		Eq.
						Third parties	51.00
Thekah Petroleum Co (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Exploration BV	25.00		Co.
						Third parties	75.00
United Gas Derivatives Co	New Cairo (Egypt)	Egypt	USD	153,000,000		Eni International BV	33.33		Eq.
						Third parties	66.67
Vår Energi AS(†)	Forus (Norway)	Norway	NOK	399,425,000		Eni International BV	69.60		Eq.
						Third parties	30.40
Vår Energi Marine AS	Sandnes (Norway)	Norway	NOK	61,000,000		Vår Energi AS	100.00
VIC CBM Ltd(†)	London (United Kingdom)	Indonesia	USD	52,315,912		Eni Lasmo Plc	50.00		Eq.
						Third parties	50.00
Virginia Indonesia Co CBM Ltd(†)	London (United Kingdom)	Indonesia	USD	25,631,640		Eni Lasmo Plc	50.00		Eq.
						Third parties	50.00
West Ashrafi Petroleum Co(†) (in liquidation)	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Exploration BV	50.00		Co.
						Third parties	50.00

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

(†)  Jointly controlled entity.

(a)  Shares without nominal value.

Schedule of detailed information about other significant investments

	Registered	Country of					Consolidation or
Company name	office	operation	Currency	Share Capital	Shareholders	% Ownership	valutation method(*)
In Italy
Consorzio Universitario in Ingegneria per la Qualità e l’Innovazione	Pisa	Italy	EUR	135,000	Eni SpA	20.00	F.V.
					Third parties	80.00

Outside Italy

Administradora del Golfo de Paria Este SA	Caracas (Venezuela)	Venezuela	VES	0.001		Eni Venezuela BV	19.50	F.V.
						Third parties	80.50
Brass LNG Ltd	Lagos (Nigeria)	Nigeria	USD	1,000,000		Eni Int. NA NV Sàrl	20.48	F.V.
						Third parties	79.52
Darwin LNG Pty Ltd	West Perth (Australia)	Australia	AUD	367,278,503.01		Eni G&P LNG Aus. BV	10.99	F.V.
						Third parties	89.01
New Liberty Residential Co Llc	West Trenton (USA)	USA	USD	0	(a)	Eni Oil & Gas Inc	17.50	F.V.
						Third parties	82.50
Nigeria LNG Ltd	Port Harcourt (Nigeria)	Nigeria	USD	1,138,207,000		Eni Int. NA NV Sàrl	10.40	F.V.
						Third parties	89.60
North Caspian Operating Co NV	Amsterdam (Netherlands)	Kazakhstan	EUR	128,520		Agip Caspian Sea BV	16.81	F.V.
						Third parties	83.19
OPCO - Sociedade Operacional Angola LNG SA	Luanda (Angola)	Angola	AOA	7,400,000		Eni Angola Prod.BV	13.60	F.V.
						Third parties	86.40
Petrolera Güiria SA	Caracas (Venezuela)	Venezuela	VES	10		Eni Venezuela BV	19.50	F.V.
						Third parties	80.50
SOMG - Sociedade de Operações e Manutenção de Gasodutos SA	Luanda (Angola)	Angola	AOA	7,400,000		Eni Angola Prod.BV	13.60	F.V.
						Third parties	86.40
Torsina Oil Co	Cairo (Egypt)	Egypt	EGP	20,000		Ieoc Production BV	12.50	F.V.
						Third parties	87.50

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

(a)  Shares without nominal value.

Gas & Power
Disclosure of detailed information about investments
Schedule of subsidiaries

		Country
In Italy	Registered	of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
Eni gas e luce SpA	San Donato Milanese (MI)	Italy	EUR	750,000,000	Eni SpA	100.00	100.00	F.C.
Eni Gas Transport Services Srl	San Donato Milanese (MI)	Italy	EUR	120,000	Eni SpA	100.00		Co.
Eni Trading & Shipping SpA	Rome	Italy	EUR	60,036,650	Eni SpA	100.00	100.00	F.C.
EniPower Mantova SpA	San Donato Milanese (MI)	Italy	EUR	144,000,000	EniPower SpA	86.50	86.50	F.C.
					Third parties	13.50
EniPower SpA	San Donato Milanese (MI)	Italy	EUR	944,947,849	Eni SpA	100.00	100.00	F.C.
LNG Shipping SpA	San Donato Milanese (MI)	Italy	EUR	240,900,000	Eni SpA	100.00	100.00	F.C.
SEA SpA	L'Aquila (AQ)	Italy	EUR	100,000	Eni gas e luce SpA	60.00	60.00	F.C.
					Third parties	40.00
Trans Tunisian Pipeline Co SpA	San Donato Milanese (MI)	Tunisia	EUR	1,098,000	Eni SpA	100.00	100.00	F.C.

Outside Italy
Adriaplin Podjetje za distribucijo zemeljskega plina doo Ljubljana	Ljubljana (Slovenia)	Slovenia	EUR	12,956,935	Eni gas e luce SpA	51.00	51.00	F.C.
					Third parties	49.00
Eni G&P Trading BV	Amsterdam (Netherlands)	Turkey	EUR	70,000	Eni International BV	100.00	100.00	F.C.
Eni Gas & Power France SA	Levallois Perret (France)	France	EUR	29,937,600	Eni gas e luce SpA	99.87	99.87	F.C.
					Third parties	0.13
Eni Trading & Shipping Inc	Dover, Delaware (USA)	USA	USD	36,000,000	ETS SpA	100.00	100.00	F.C.
Eni Transporte y Suministro México, S. de RL de CV	Mexico City (Mexico)	Mexico	MXN	3,000	Eni International BV	99.90		Eq.
					Eni Oil Holdings BV	0.10
Gas Supply Company Thessaloniki - Thessalia SA	Thessaloniki (Greece)	Greece	EUR	13,761,788	Eni gas e luce SpA	100.00	100.00	F.C.
Société de Service du Gazoduc Transtunisien SA - Sergaz SA	Tunisi (Tunisia)	Tunisia	TND	99,000	Eni International BV	66.67	66.67	F.C.
					Third parties	33.33
Société pour la Construction du Gazoduc Transtunisien SA - Scogat SA	Tunisi (Tunisia)	Tunisia	TND	200,000	Eni International BV	99.85	100.00	F.C.
					Eni SpA	0.05
					LNG Shipping SpA	0.05
					Trans Tunis.P.Co SpA	0.05

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

Schedule of interests in joint arrangements and associates

		Country
Company name	Registered	of		Share		%	% Equity		Consolidation or
In Italy	office	operation	Currency	Capital	Shareholders	Ownership	ratio		valutation method(*)
Mariconsult SpA(†)	Milan	Italy	EUR	120,000	Eni SpA	50.00			Eq.
					Third parties	50.00
Società EniPower Ferrara Srl(†)	San Donato Milanese (MI)	Italy	EUR	140,000,000	EniPower SpA	51.00	51.00		J.O.
					Third parties	49.00
Transmed SpA(†)	Milan	Italy	EUR	240,000	Eni SpA	50.00			Eq.
					Third parties	50.00
Outside Italy
Angola LNG Supply Services Llc	Wilmington (USA)	USA	USD	19,278,782	Eni USA Gas M. Llc	13.60			Eq.
					Third parties	86.40
Blue Stream Pipeline Co BV(†)	Amsterdam (Netherlands)	Russia	USD	22,000	Eni International BV	50.00	74.62	(a)	J.O.
					Third parties	50.00
Gas Distribution Company of Thessaloniki - Thessaly SA(†)	Ampelokipi- Menemeni (Greece)	Greece	EUR	247,127,605	Eni gas e luce SpA	49.00			Eq.
					Third parties	51.00
GreenStream BV(†)	Amsterdam (Netherlands)	Libya	EUR	200,000,000	Eni North Africa BV	50.00	50.00		J.O.
					Third parties	50.00
Premium Multiservices SA	Tunisi (Tunisia)	Tunisia	TND	200,000	Sergaz SA	49.99			Eq.
					Third parties	50.01
SAMCO Sagl	Lugano (Switzerland)	Switzerland	CHF	20,000	Eni International BV	5.00			Eq.
					Transmed.Pip.Co Ltd	90.00
					Third parties	5.00
Transmediterranean Pipeline Co Ltd(†)	St. Helier (Jersey)	Jersey	USD	10,310,000	Eni SpA	50.00	50.00		J.O.
					Third parties	50.00
Unión Fenosa Gas SA(†)	Madrid (Spain)	Spain	EUR	32,772,000	Eni SpA	50.00			Eq.
					Third parties	50.00

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

(†)  Jointly controlled entity.

(a)  Equity ratio equal to the Eni's working interest.

Schedule of detailed information about other significant investments

		Country
	Registered	of				%	Consolidation or
Company name	office	operation	Currency	Share Capital	Shareholders	Ownership	valutation method(*)
Outside Italy
Norsea Gas GmbH	Emden (Germany)	Germany	EUR	1,533,875.64	Eni International BV	13.04	F.V.
					Third parties	86.96

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

Refining & Marketing and Chemical
Disclosure of detailed information about investments
Schedule of subsidiaries

		Country
In Italy	Registered	of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
Ecofuel SpA	San Donato Milanese (MI)	Italy	EUR	52,000,000	Eni SpA	100.00	100.00	F.C.
Eni Fuel SpA	Rome	Italy	EUR	58,944,310	Eni SpA	100.00	100.00	F.C.
Petroven Srl	Genova	Italy	EUR	918,520	Ecofuel SpA	100.00	100.00	F.C.
Raffineria di Gela SpA	Gela (CL)	Italy	EUR	15,000,000	Eni SpA	100.00	100.00	F.C.
SeaPad SpA	Genova	Italy	EUR	12,400,000	Ecofuel SpA	80.00		Eq.
					Third parties	20.00
Servizi Fondo Bombole Metano SpA	Rome	Italy	EUR	13,580,000.20	Eni SpA	100.00		Co.

Outside Italy
Eni Abu Dhabi Refining & Trading BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni Abu Dhabi Refining & Trading Services BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni Abu Dhabi R&T BV	100.00		Eq.
Eni Austria GmbH	Wien (Austria)	Austria	EUR	78,500,000	Eni International BV	75.00	100.00	F.C.
					Eni Deutsch.GmbH	25.00
Eni Benelux BV	Rotterdam (Netherlands)	Netherlands	EUR	1,934,040	Eni International BV	100.00	100.00	F.C.
Eni Deutschland GmbH	Munich (Germany)	Germany	EUR	90,000,000	Eni International BV	89.00	100.00	F.C.
					Eni Oil Holdings BV	11.00
Eni Ecuador SA	Quito (Ecuador)	Ecuador	USD	103,142.08	Eni International BV	99.93	100.00	F.C.
					Esain SA	0.07
Eni France Sàrl	Lyon (France)	France	EUR	56,800,000	Eni International BV	100.00	100.00	F.C.
Eni Iberia SLU	Alcobendas (Spain)	Spain	EUR	17,299,100	Eni International BV	100.00	100.00	F.C.
Eni Lubricants Trading (Shanghai) Co Ltd	Shanghai (China)	China	EUR	5,000,000	Eni International BV	100.00	100.00	F.C.
Eni Marketing Austria GmbH	Wien (Austria)	Austria	EUR	19,621,665.23	Eni Mineralölh.GmbH	99.99	100.00	F.C.
					Eni International BV	(..)
Eni Mineralölhandel GmbH	Wien (Austria)	Austria	EUR	34,156,232.06	Eni Austria GmbH	100.00	100.00	F.C.
Eni Schmiertechnik GmbH	Wurzburg (Germany)	Germany	EUR	2,000,000	Eni Deutsch.GmbH	100.00	100.00	F.C.
Eni Suisse SA	Lausanne (Switzerland)	Switzerland	CHF	102,500,000	Eni International BV	100.00	100.00	F.C.
Eni USA R&M Co Inc	Wilmington (USA)	USA	USD	11,000,000	Eni International BV	100.00		Eq.
Esacontrol SA	Quito (Ecuador)	Ecuador	USD	60,000	Eni Ecuador SA	87.00		Eq.
					Third parties	13.00
Esain SA	Quito (Ecuador)	Ecuador	USD	30,000	Eni Ecuador SA	99.99	100.00	F.C.
					Tecnoesa SA	(..)
Oléoduc du Rhône SA	Valais (Switzerland)	Switzerland	CHF	7,000,000	Eni International BV	100.00		Eq.
OOO “Eni-Nefto”	Moscow (Russia)	Russia	RUB	1,010,000	Eni International BV	99.01		Eq.
					Eni Oil Holdings BV	0.99
Tecnoesa SA	Quito (Ecuador)	Ecuador	USD	36,000	Eni Ecuador SA	99.99		Eq.
					Esain SA	(..)

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

Chemical

		Country
Company name	Registered	of		Share		%	% Equity	Consolidation or
In Italy	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
Versalis SpA	San Donato Milanese (MI)	Italy	EUR	1,364,790,000	Eni SpA	100.00	100.00	F.C.

Outside Italy
Dunastyr Polisztirolgyártó Zártkörûen Mûködõ Részvénytársaság	Budapest (Hungary)	Hungary	HUF	8,092,160,000	Versalis SpA	96.34	100.00	F.C.
					Versalis Deutsc.GmbH	1.83
					Versalis Int.SA	1.83
Versalis Americas Inc	Dover, Delaware (USA)	USA	USD	100,000	Versalis International SA	100.00	100.00	F.C.
Versalis Congo Sarlu	Pointe-Noire (Republic of the Congo)	Republic of the Congo	XAF	1,000,000	Versalis International SA	100.00	100.00	F.C.
Versalis Deutschland GmbH	Eschborn (Germany)	Germany	EUR	100,000	Versalis SpA	100.00	100.00	F.C.
Versalis France SAS	Mardyck (France)	France	EUR	126,115,582.90	Versalis SpA	100.00	100.00	F.C.
Versalis International SA	Bruxelles (Belgium)	Belgium	EUR	15,449,173.88	Versalis SpA	59.00	100.00	F.C.
					Versalis Deutsc.GmbH	23.71
					Dunastyr Zrt	14.43
					Versalis France	2.86
Versalis Kimya Ticaret Limited Sirketi	Istanbul (Turkey)	Turkey	TRY	20,000	Versalis Int. SA	100.00		Eq.
Versalis México S. de R.L. de CV	Mexico City (México)	Mexico	MXN	1,000	Versalis Int. SA	99.00		Eq.
					Versalis SpA	1.00
Versalis Pacific (India) Private Ltd	Mumbai (India)	India	INR	238,700	Versalis Sing. P. Ltd	99.99		Eq.
					Third parties	(..)
Versalis Pacific Trading (Shanghai) Co Ltd	Shanghai (China)	China	CNY	1,000,000	Versalis SpA	100.00	100.00	F.C.
Versalis Singapore Pte Ltd	Singapore (Singapore)	Singapore	SGD	80,000	Versalis SpA	100.00	100.00	F.C.
Versalis UK Ltd	London (United Kingdom)	United Kingdom	GBP	4,004,042	Versalis SpA	100.00	100.00	F.C.

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

Schedule of interests in joint arrangements and associates

		Country
Company name		of		Share		%	% Equity	Consolidation or
In Italy	Registered office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
Arezzo Gas SpA (†)	Arezzo	Italy	EUR	394,000	Eni Fuel SpA	50.00		Eq.
					Third parties	50.00
CePIM Centro Padano Interscambio Merci SpA	Fontevivo (PR)	Italy	EUR	6,642,928.32	Ecofuel SpA	44.78		Eq.
					Third parties	55.22
Consorzio Operatori GPL di Napoli	Napoli	Italy	EUR	102,000	Eni Fuel SpA	25.00		Co.
					Third parties	75.00
Costiero Gas Livorno SpA(†)	Livorno	Italy	EUR	26,000,000	Eni Fuel SpA	65.00	65.00	J.O.
					Third parties	35.00
Disma SpA	Segrate (MI)	Italy	EUR	2,600,000	Eni Fuel SpA	25.00		Eq.
					Third parties	75.00
Livorno LNG Terminal SpA	Livorno	Italy	EUR	200,000	Costiero Gas Liv. SpA	50.00		Eq.
					Third parties	50.00
Porto Petroli di Genova SpA	Genova	Italy	EUR	2,068,000	Ecofuel SpA	40.50		Eq.
					Third parties	59.50
Raffineria di Milazzo ScpA(†)	Milazzo (ME)	Italy	EUR	171,143,000	Eni SpA	50.00	50.00	J.O.
					Third parties	50.00
Seram SpA	Fiumicino (RM)	Italy	EUR	852,000	Eni SpA	25.00		Co.
					Third parties	75.00
Sigea Sistema Integrato Genova Arquata SpA	Genova	Italy	EUR	3,326,900	Ecofuel SpA	35.00		Eq.
					Third parties	65.00
Società Oleodotti Meridionali - SOM SpA(†)	San Donato Milanese (MI)	Italy	EUR	3,085,000	Eni SpA	70.00	70.00	J.O.
					Third parties	30.00
Termica Milazzo Srl(†)	Milazzo (ME)	Italy	EUR	100,000	Raff. Milazzo ScpA	100.00	50.00	J.O.

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

(†)  Jointly controlled entity.

		Country							Consolidation
	Registered	of		Share				%	or valutation
Company name	office	operation	Currency	Capital	Shareholders	% Ownership		Equity ratio	method(*)
Abu Dhabi Oil Refining Company (TAKREER)	Abu Dhabi (United Arab Emirates)	United Arab Emirates	AED	500,000,000	Eni Abu Dhabi R&T BV	20.00			Eq.
					Third parties	80.00
ADNOC Global Trading Ltd	Abu Dhabi (United Arab Emirates)	United Arab Emirates	USD	1,000	Eni Abu Dhabi R&T Bv	20.00			Eq.
					Third parties	80.00
AET - Raffineriebeteiligungs gesellschaft mbH(†)	Schwedt (Germany)	Germany	EUR	27,000	Eni Deutsch.GmbH	33.33			Eq.
					Third parties	66.67
Bayernoil Raffineriegesellschaft mbH(†)	Vohburg (Germany)	Germany	EUR	10,226,000	Eni Deutsch.GmbH	20.00		20.00	J.O.
					Third parties	80.00
City Carburoil SA(†)	Rivera (Switzerland)	Switzerland	CHF	6,000,000	Eni Suisse SA	49.91			Eq.
					Third parties	50.09
Egyptian International Gas Technology Co	Cairo (Egypt)	Egypt	EGP	100,000,000	Eni International BV	40.00			Co.
					Third parties	60.00
ENEOS Italsing Pte Ltd	Singapore (Singapore)	Singapore	SGD	12,000,000	Eni International BV	22.50			Eq.
					Third parties	77.50
Fuelling Aviation Services GIE	Tremblay en France (France)	France	EUR	1	Eni France Sàrl	25.00			Co.
					Third parties	75.00
Mediterranée Bitumes SA	Tunisi (Tunisia)	Tunisia	TND	1,000,000	Eni International BV	34.00			Eq.
					Third parties	66.00
Routex BV	Amsterdam (Netherlands)	Netherlands	EUR	67,500	Eni International BV	20.00			Eq.
					Third parties	80.00
Saraco SA	Meyrin (Switzerland)	Switzerland	CHF	420,000	Eni Suisse SA	20.00			Co.
					Third parties	80.00
Supermetanol CA(†)	Jose Puerto La Cruz (Venezuela)	Venezuela	VES	120.867	Ecofuel SpA	34.51	(a)	50.00	J.O.
					Supermetanol CA	30.07
					Third parties	35.42
TBG Tanklager Betriebsgesellschaft GmbH(†)	Salzburg (Austria)	Austria	EUR	43,603.70	Eni Market.A.GmbH	50.00			Eq.
					Third parties	50.00
Weat Electronic Datenservice GmbH	Düsseldorf (Germany)	Germany	EUR	409,034	Eni Deutsch.GmbH	20.00			Eq.
					Third parties	80.00

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

(†)  Jointly controlled entity.

(a) Controlling interest:	Ecofuel SpA	50.00
	Third parties	50.00

Chemical

		Country					%
	Registered	of					Equity	Consolidation or
Company name	office	operation	Currency	Share Capital	Shareholders	% Ownership	ratio	valutation method(*)
In Italy
Brindisi Servizi Generali Scarl	Brindisi	Italy	EUR	1,549,060	Versalis SpA	49.00		Eq.
					Eni Rewind SpA	20.20
					EniPower SpA	8.90
					Third parties	21.90
IFM Ferrara ScpA	Ferrara	Italy	EUR	5,270,466	Versalis SpA	19.74		Eq.
					Eni Rewind SpA	11.58
					S.E.F. Srl	10.70
					Third parties	57.98
Matrìca SpA(†)	Porto Torres (SS)	Italy	EUR	37,500,000	Versalis SpA	50.00		Eq.
					Third parties	50.00
Novamont SpA	Novara	Italy	EUR	13,333,500	Versalis SpA	25.00		Eq.
					Third parties	75.00
Priolo Servizi ScpA	Melilli (SR)	Italy	EUR	28,100,000	Versalis SpA	33.11		Eq.
					Eni Rewind SpA	4.61
					Third parties	62.28
Ravenna Servizi Industriali ScpA	Ravenna	Italy	EUR	5,597,400	Versalis SpA	42.13		Eq.
					EniPower SpA	30.37
					Ecofuel SpA	1.85
					Third parties	25.65
Servizi Porto Marghera Scarl	Porto Marghera (VE)	Italy	EUR	8,695,718	Versalis SpA	48.44		Eq.
					Eni Rewind SpA	38.39
					Third parties	13.17
Outside Italy
Lotte Versalis Elastomers Co Ltd(†)	Yeosu (South Korea)	South Korea	KRW	401,800,000,000	Versalis SpA	50.00		Eq.
					Third parties	50.00
Versalis Zeal Ltd(†)	Takoradi (Ghana)	Ghana	GHS	5,650,000	Versalis Intern. SA	80.00		Eq.
					Third parties	20.00
VPM Oilfield Specialty Chemicals Llc (†)	Abu Dhabi (United Arab Emirates)	United Arab Emirates	AED	1,000,000	Versalis SpA	49.00		Eq.
					Third parties	51.00

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

(†)  Jointly controlled entity.

Schedule of detailed information about other significant investments

		Country
	Registered	of				%	Consolidation or
Company name	office	operation	Currency	Share Capital	Shareholders	Ownership	valutation method(*)
In Italy
Società Italiana Oleodotti di Gaeta SpA(a)	Rome	Italy	ITL	360,000,000	Eni SpA	72.48	F.V.
					Third parties	27.52

Company name				Share			%	Consolidation or
Outside Italy	Registered office	Country of operation	Currency	Capital		Shareholders	Ownership	valutation method(*)
BFS Berlin Fuelling Services GbR	Hamburg (Germany)	Germany	EUR	89,199		Eni Deutsch.GmbH	12.50	F.V.
						Third parties	87.50
Compania de Economia Mixta ‘Austrogas’	Cuenca (Ecuador)	Ecuador	USD	5,665,329		Eni Ecuador SA	13.38	F.V.
						Third parties	86.62
Dépôt Pétrolier de Fos SA	Fos-Sur-Mer (France)	France	EUR	3,954,196.40		Eni France Sàrl	16.81	F.V.
						Third parties	83.19
Dépôt Pétrolier de la Côte d’Azur SAS	Nanterre (France)	France	EUR	207,500		Eni France Sàrl	18.00	F.V.
						Third parties	82.00
Joint Inspection Group Ltd	London (United Kingdom)	United Kingdom	GBP	0	(b)	Eni SpA	12.50	F.V.
						Third parties	87.50
S.I.P.G. Société Immobiliere Pétroliere de Gestion Snc	Tremblay-En-France (France)	France	EUR	40,000		Eni France Sàrl	12.50	F.V.
						Third parties	87.50
Sistema Integrado de Gestion de Aceites Usados	Madrid (Spain)	Spain	EUR	175,713		Eni Iberia SLU	15.44	F.V.
						Third parties	84.56
Tanklager - Gesellschaft Tegel (TGT) GbR	Hamburg (Germany)	Germany	EUR	4,953		Eni Deutsch.GmbH	12.50	F.V.
						Third parties	87.50
TAR - Tankanlage Ruemlang AG	Ruemlang (Switzerland)	Switzerland	CHF	3,259,500		Eni Suisse SA	16.27	F.V.
						Third parties	83.73
Tema Lube Oil Co Ltd	Accra (Ghana)	Ghana	GHS	258,309		Eni International BV	12.00	F.V.
						Third parties	88.00

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

(a)  Company under extraordinary administration procedure pursuant to law no. 95 of april 3, 1979. The liquidation was concluded on april 28, 2015. The cancellation has been filed and is pending the authorization by the Ministry of Economic Development.

(b)  Shares without nominal value.

Corporate and Other activities
Disclosure of detailed information about investments
Schedule of subsidiaries

		Country
	Registered	of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
In Italy
Agenzia Giornalistica Italia SpA	Rome	Italy	EUR	2,000,000	Eni SpA	100.00	100.00	F.C.
D-Service Media Srl (in liquidation)	Milan	Italy	EUR	75,000	D-Share SpA	100.00
D-Share SpA	Milan	Italy	EUR	121,719.25	Agi SpA	55.21		Co.
					Third parties	44.79
Eni Corporate University SpA	San Donato Milanese (MI)	Italy	EUR	3,360,000	Eni SpA	100.00	100.00	F.C.
EniServizi SpA	San Donato Milanese (MI)	Italy	EUR	13,427,419.08	Eni SpA	100.00	100.00	F.C.
Serfactoring SpA	San Donato Milanese (MI)	Italy	EUR	5,160,000	Eni SpA	49.00	49.00	F.C.
					Third parties	51.00
Servizi Aerei SpA	San Donato Milanese (MI)	Italy	EUR	79,817,238	Eni SpA	100.00	100.00	F.C.

Outside Italy
Banque Eni SA	Bruxelles (Belgium)	Belgium	EUR	50,000,000	Eni International BV	99.90	100.00	F.C.
					Eni Oil Holdings BV	0.10
D-Share USA Corp.	New York (USA)	USA	USD	0(a)	D-Share SpA	100.00
Eni Finance International SA	Bruxelles (Belgium)	Belgium	USD	1,480,365,336	Eni International BV	66.39	100.00	F.C.
					Eni SpA	33.61
Eni Finance USA Inc	Dover, Delaware (USA)	USA	USD	15,000,000	Eni Petroleum Co Inc	100.00	100.00	F.C.
Eni Insurance DAC	Dublin (Ireland)	Ireland	EUR	500,000,000	Eni SpA	100.00	100.00	F.C.
Eni International BV	Amsterdam (Netherlands)	Netherlands	EUR	641,683,425	Eni SpA	100.00	100.00	F.C.
Eni International Resources Ltd	London (United Kingdom)	United Kingdom	GBP	50,000	Eni SpA	99.99	100.00	F.C.
					Eni UK Ltd	(..)
Eni Next Llc	Houston (USA)	USA	USD	100	Eni Petroleum Co Inc	100.00	100.00	F.C.

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

(a)  Shares without nominal value.

Other activities

		Country
	Registered	of		Share		%	% Equity	Consolidation or
Company name	office	operation	Currency	Capital	Shareholders	Ownership	ratio	valutation method(*)
In Italy
Anic Partecipazioni SpA (in liquidation)	Gela (CL)	Italy	EUR	23,519,847.16	Eni Rewind SpA	99.97		Eq.
					Third parties	0.03
Eni Energia Srl	San Donato Milanese (MI)	Italy	EUR	10,000	Eni SpA	100.00		Co.
Eni Energy Activities Srl	San Donato Milanese (MI)	Italy	EUR	50,000	Eni SpA	100.00		Co.
Eni New Energy SpA	San Donato Milanese (MI)	Italy	EUR	9,296,000	Eni SpA	100.00	100.00	F.C.
Eni Rewind SpA (former Syndial Servizi Ambientali SpA)	San Donato Milanese (MI)	Italy	EUR	425,343,731.50	Eni SpA	99.99	100.00	F.C.
					Third parties	(..)
Industria Siciliana Acido Fosforico - ISAF - SpA (in liquidation)	Gela (CL)	Italy	EUR	1,300,000	Eni Rewind SpA	52.00		Eq.
					Third parties	48.00
Ing. Luigi Conti Vecchi SpA	Assemini (CA)	Italy	EUR	5,518,620.64	Eni Rewind SpA	100.00	100.00	F.C.

Outside Italy
Arm Wind Llp	Nur-Sultan (Kazakhstan)	Kazakhstan	KZT	7,963,200,000	Windirect BV	100.00	100.00	F.C.
Eni Energy Solutions BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00	100.00	F.C.
Eni New Energy Egypt SAE	Cairo (Egypt)	Egypt	EGP	250,000	Eni International BV	99.98		Eq.
					Ieoc Exploration BV	0.01
					Ieoc Production BV	0.01
Eni New Energy Pakistan (Private) Ltd	Saddar Town-Karachi (Pakistan)	Pakistan	PKR	136,000,000	Eni International BV	99.98	100.00	F.C
					Eni Oil Hold. BV	0.01
					Eni Pakistan Ltd (M)	0.01
Eni New Energy US Inc	Dover, Delaware (USA)	USA	USD	100	Eni Petroleum Co Inc	100.00		Eq.
Eni Rewind International BV	Amsterdam (Netherlands)	Netherlands	EUR	20,000	Eni International BV	100.00		Eq.
Oleodotto del Reno SA	Coira (Switzerland)	Switzerland	CHF	1,550,000	Eni Rewind SpA	100.00		Eq.
Windirect BV	Amsterdam (Netherlands)	Netherlands	EUR	10,000	Eni International BV	100.00	100.00	F.C.

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

Schedule of interests in joint arrangements and associates

							%
	Registered	Country of					Equity	Consolidation or
Company name	office	operation	Currency	Share Capital	Shareholders	% Ownership	ratio	valutation method(*)
Outside Italy
Commonwealth Fusion Systems Llc (a)	Wilmington (USA)	USA	USD	115,000,519	Eni Next Llc			Eq.
					Third parties
Form Energy Inc (b)	Sommerville (USA)	USA	USD	50,889,548.24	Eni Next Llc			Eq.
					Third parties

Other activities

In Italy
Ottana Sviluppo ScpA (in bankruptcy)	Nuoro	Italy	EUR	516,000	Eni Rewind SpA	30.00		Eq.
					Third parties	70.00
Progetto Nuraghe Scarl	Porto Torres (SS)	Italy	EUR	10,000	Eni Rewind SpA	48.55		Eq.
					Third parties	51.45
Saipem SpA (#) (†)	San Donato Milanese (MI)	Italy	EUR	2,191,384,693	Eni SpA	30.54	(c)	Eq.
					Saipem SpA	1.46
					Third parties	68.00
Outside Italy
Ayla Energy Ltd (†)	London (United Kingdom)	United Kingdom	USD	1,000	Eni En. Solutions BV	50.00		Eq.
					Third parties	50.00
Grid Edge (Private) Ltd(†)	Saddar Town - Karachi (Pakistan)	Pakistan	PKR	1,200,000	Eni International BV	40.00		Eq.
					Third parties	60.00
Société Energies Renouvelables Eni-ETAP SA (†)	Tunisi (Tunisia)	Tunisia	TND	1,000,000	Eni International BV	50.00		Eq.
					Third parties	50.00
Solenova Ltd (†)	London (United Kingdom)	United Kingdom	USD	20,000	Eni En. Solutions BV	50.00
					Third parties	50.00		Eq.

(*)  F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value

(#)  Company with shares quoted in the regulated market of Italy or of other EU countries

(†)  Jointly controlled entity.

(a)	The ownership cannot be determined. The capital subscribed by ENI Next Llc amounts to $50 million.
(b)	The ownership cannot be determined. The capital subscribed by ENI Next Llc amounts to $15 million.

(c) Controlling interest:	Eni SpA	30.99
	Third parties	69.01